Accounting policies - Impairment of financial assets - Weightings assigned to macroeconomic scenarios (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Base
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	50.00%	55.00%
Upside
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	15.00%	15.00%
Downside
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	35.00%	30.00%